Consolidated Balance Sheet - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 207,677	$ 657,999	$ 610,947	$ 11,659	$ 9,031
Other receivables	608,378	176,288	1,300	281,727	19,926
Amount due from director
Amount due from related company
Accounts receivable				10,946	534
Total Current Assets	816,055	834,287	612,247	304,332	29,491
NON-CURRENT ASSET
Intangible asset	22,686	14,860	6,002
Total Non-Current Asset	22,686	14,860	6,002
TOTAL ASSETS	838,741	849,147	618,249	304,332	29,491
CURRENT LIABILITIES
Other payables and accrued liabilities	77,162	74,265	62,191	279,736	47,850
Income tax payable	4,796	4,796	4,796
TOTAL CURRENT LIABILITIES	81,958	79,061	66,987	279,736	47,850
TOTAL LIABILITIES	81,958	79,061	66,987	279,736	47,850
STOCKHOLDERS’ EQUITY
Preferred shares, value
Common Shares, value	8,662	8,662	8,662	8,500	10
Additional paid-in capital	625,978	625,978	625,978
Preference shares	243,719	243,719
Merger reserve				24,375
Exchange reserve	(12,298)	(417)	260	(259)	(11)
Accumulated other comprehensive profit
Accumulated profit/(losses)	(109,278)	(107,856)	(83,638)	(8,020)	(18,358)
TOTAL STOCKHOLDERS’ EQUITY	756,783	770,086	551,262	24,596	(18,359)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 838,741	$ 849,147	$ 618,249	$ 304,332	$ 29,491